8. Deferred Taxes (Details - Deferred tax movement) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Taxes
Deferred tax, beginning balance	$ (2,557,571)	$ (2,764,734)	$ (3,738,082)
Sale of SIM - Discontinued operation			315,325
Sale of Nova - Discontinued operation	206,679
Currency exchange difference	(383,555)	71,026	370,358
Deferred tax benefit/(Expense)	(15,867)	136,137	287,665
Deferred tax, ending balance	$ (2,750,314)	$ (2,557,571)	$ (2,764,734)